SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended	8 Months Ended
	Mar. 27, 2020	Mar. 26, 2020	Mar. 31, 2021	Dec. 31, 2020
Interest earned on the Trust Account withdrawn for working capital purposes			$ 450,000
Deferred tax asset			1,228,000	$ 593,909
Valuation allowance			1,228,000	593,909
Unrecognized Tax Benefits			0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0	0
Provision for income taxes			$ 23,578	$ 81,422
Statutory tax rate (as a percent)			0.00%	21.00%
Business interest limitation, percentage	50.00%	30.00%
Cash, FDIC Insured Amount			$ 250,000	$ 250,000
If Underwriters Do Not Exercise Overallotment Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			84,250,000	84,250,000